NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2021
NOTES RECEIVABLE.
NOTES RECEIVABLE

5.NOTES RECEIVABLE

As of December 31, 2021 and 2020, notes receivable consists of the following:

	2021		2020
Notes receivable with an investee maturing in April and May 2021, bearing interest at 8.00 percent per annum.	$—	(i)	$904,534	(i)
Total Notes Receivable	—		904,534
Less Current Portion of Notes Receivable	—		(904,534)
Notes Receivable, Net of Current Portion	$—		$—
(i)	As of December 31, 2021, the note receivable was fully reserved in the amount of $968,619.

5.NOTES RECEIVABLE (Continued)

On February 23, 2021, the Company entered into a Merger and Exchange Agreement with Element 7 CA, LLC (“Element 7”) to acquire the membership or equity interests of certain retail entities held by Element 7 in addition to a Consulting Agreement (collectively the “Element 7 Agreements”). As of December 31, 2021, the Company has terminated the Element 7 Agreements with Element 7 and has converted the pre-closing financing payment and consulting fees into notes receivable in accordance with the Agreements. As of December 31, 2021, the note receivable was fully reserved in the amount of $2,274,167. During the year ended December 31, 2021, the Company did not record interest income related to the Element 7 notes receivable. See “Note 22 – Commitments and Contingencies” for further information.